Corporate information	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Corporate information
1.
Corporate information
Anheuser-Busch InBev is a publicly traded company (Euronext: ABI) based in Leuven, Belgium, with secondary listings on the Mexico (MEXBOL: ANB) and South Africa (JSE: ANH) stock exchanges and with American Depositary Receipts on the New York Stock Exchange (NYSE: BUD). Our Dream is to bring people together for a better world. Beer, the original social network, has been bringing people together for thousands of years. We are committed to building great brands that stand the test of time and to brewing the best beers using the finest natural ingredients. Our diverse portfolio of well over 500 beer brands includes global brands Budweiser
®
, Corona
®
and Stella Artois
®
; multi-country brands Beck’s
®
, Hoegaarden
®
, Leffe
®
and Michelob Ultra
®
; and local champions such as Aguila
®
, Antarctica
®
, Bud Light
®
, Brahma
®
, Cass
®
, Castle
®
, Castle Lite
®
, Cristal
®
, Harbin
®
, Jupiler
®
, Modelo Especial
®
, Quilmes
®
, Victoria
®
, Sedrin
®
and Skol
®
. Our brewing heritage dates back more than 600 years, spanning continents and generations. From our European roots at the Den Hoorn brewery in Leuven, Belgium. To the pioneering spirit of the Anheuser & Co brewery in St. Louis, US. To the creation of the Castle Brewery in South Africa during the Johannesburg gold rush. To Bohemia, the first brewery in Brazil. Geographically diversified with a balanced exposure to developed and developing markets, we leverage the collective strengths of approximately 170 000 employees based in nearly 50 countries worldwide. For 2019, AB InBev’s reported revenue was 52.3 billion US dollar (excluding joint ventures and associates).
The unaudited condensed consolidated interim financial statements of the company for the six-month
period ended 30 June 2020 comprise the company and its subsidiaries (together referred to as “AB InBev” or the “company”) and the company’s interest in associates, joint ventures and operations. The condensed consolidated interim financial statements for the six-month
periods ended 30 June 2020 and 2019 are unaudited; however, in the opinion of the company, the interim data include all adjustments, consisting of only normally recurring adjustments, necessary for a fair statement of the results for the interim period.
The unaudited condensed interim financial statements were authorized for issue by the Board of Directors on 29 July 2020.